RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On January 13, 2020, the Company paid the remaining payable balance due to Mike Zaman of $760 for expenses paid on behalf of the Company.

On January 29, 2020, WYSH Investment LLC paid the Company $100 for press release services.

During the period ended March 31, 2020, the Company recorded the forgiveness of $7,200 accounts payable rent balance due to Mike Zaman.

On March 1, 2020, Willy A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On April 28, 2020, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Mike Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Montse Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 4, 2020 Arnulfo Saucedo-Bardan was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020, Malcom Ziman was issued a warrant at a price of $0.000025 per share ($5.00total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brian Colvin was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Jacob Colvin was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brett Matus was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 11, 2020, Mohammad Sadrolashrafi was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Joan R Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Marvin A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 20, 2020 Willy Rafael Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 29, 2020 Ybelka Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On June 9, 2020 Kenneth Cornell Bosket was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On July 1, 2020 Theresa Kitt was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On July 10, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On July 31, 2010, the Company entered into a Note Conversion Agreement with Willy A Saint-Hilaire to convert $17,633 of Note Payable plus interest of $859 to 36,984 shares of common stock at a conversion rate of $0.50 per share.

On September 1, 2020, the Company entered into a Services Agreement with American Video Teleconferencing Corp (AVOT) to provide advertising, branding and marketing solutions. The Company was compensated $17,000 for services to be rendered for a period of 12 months. Total compensation of $17,000 was converted to 17,000,000 million shares of AVOT restricted common stock The Company recognized $1,417 in revenue for the nine month period ended September 30, 2020. There is remaining $15,583 in deferred revenue as of September 30, 2020.

On September 9, 2020, Mohammad Sadrolashrafi purchased 30,000 shares of common stock at $0.50 per share at purchase price of $15,000.

On September 14, 2020, AVOT paid the Company $250 for press release services.

On September 29, 2020, the Company entered into a Promissory Note Agreement with Willy A Saint-Hilare for $23,175. As original issuance discount for the note, the Company issued Common Stock for a total of 23,175 shares. The fair market value of the shares were in excess of the note and the company recorded a debt discount of $23,175.

The Company is periodically advanced operating funds from related parties with convertible notes payable. During the nine months ended September 30, 2020, total convertible notes from related parties was $23,175. The Company is also periodically advanced funds to cover account payables by direct payment of the account payables from related parties.

The Company entered into an agreement, effective January 1, 2020, to pay Mike Zaman $20,000 per month for managerial services.

The Company entered into an agreement, effective January 1, 2020, to pay Kenneth Bosket $5,000 per month for administrative services.

The Company entered into an agreement, effective January 1, 2020, to pay Montse Zaman $5,000 per month for administrative services.

As of September 30, 2020, the Company has a balance of $343,296 of accounts and accrued expenses payable with related parties.

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

During the period ending December 31, 2019, the Company issued 96,315 shares Common stock for the settlement of $48,324 debt from related parties.

OCHC LLC total notes payable of $3,155 was converted to restricted shares of common stock during March of 2019 at a rate of $0.50 per share, as stated within the terms of the agreement.

On January 8, 2019, Mr. Cantor resigned. On December 18, 2019, his 300,000 restricted shares of common stock were returned to the Company.

As of December 31, 2019, the company recognized $50,000 of related party revenue for nine months of Advertising services for client during July 1, 2018 through April 1, 2019

As of December 31, 2019, the Company had a payable of $760 to Mike Zaman, director for expenses paid on behalf of the Company. The holder has the right to convert principal of the note and accrued interest into Common shares at a rate of $0.50 per share or receive cash. At the time of the issuance of payables, the conversion price was less than the trading price of the stock. The Company recorded a discount for the beneficial conversion feature of the notes, which has been amortized over the life of the note using the straight-line method.

As of December 31, 2019, Mike Zaman has forgiven the Company $9,282 of interest owed in reference to his notes.

The Company is periodically advanced operating funds from related parties with convertible notes payable. During the nine months ended December 31, 2019, there were no convertible notes from related parties. The Company is also periodically advanced funds to cover account payables by direct payment of the account payables from related parties.

As of December 31, 2019, the Company had a payable of $18,756 to Vinot Sambandam, an officer of the Company for services performed.

As of December 31, 2019 and 2018, the outstanding balance of accounts payable to related parties was $80,664 and $61,156 respectively.

As of December 31, 2019, the outstanding balance of convertible notes payable to related parties was $760.

As of December 31, 2019 and 2018, the company had an expense of $4,343 and $8,160 respectively to Mike Zaman, a director and CEO of the Company for automobile lease agreements.